Common Shares (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Vote	Dec. 31, 2010	Dec. 31, 2009	Nov. 09, 2011	Nov. 09, 2010
Common Shares (Textual) [Abstract]
Preference shares included in authorized capital stock	99,760,000
Shares issued or outstanding	0
Number of common stock shares to be purchased under the bid				12,000,000	8,000,000
Percentage of issued and outstanding common shares	5.10%	3.30%
Common shares purchased for cancellation	10,747,300	453,500
Number of common stock shares repurchased under the bid	3,200,800
Number of votes per share	1
Commencement date of bid	November 11, 2011	November 11, 2010	November 12, 2008
Termination date of bid	November 10, 2012	November 10, 2011	November 11, 2009
Cash paid	$ 407	$ 23
Excess of cash paid over the book value	$ 162	$ 13